Note 7 - Risk Management - Loans And Receivables Breakdown By Counterpary and Product (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	€ 431,521	€ 465,977	€ 471,828
Central Banks [Member] | On demand [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	0	0	0
Central Banks [Member] | Credit Card Debt [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	0	0	0
Central Banks [Member] | Finance Leases [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	0	0	0
Central Banks [Member] | Repurchase Agreements [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	305	81	149
Central Banks [Member] | Other Term Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	6,993	8,814	10,017
Central Banks [Member] | Advances That Are Not Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	2	0	7,664
Central Banks [Member] | Total [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	7,301	8,894	17,830
General Government [Member] | On demand [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	222	373	783
General Government [Member] | Credit Card Debt [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	6	1	1
General Government [Member] | Trade Receivables [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	1,624	2,091	3,055
General Government [Member] | Finance Leases [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	205	261	301
General Government [Member] | Repurchase Agreements [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	1,290	544	326
General Government [Member] | Other Term Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	26,983	29,140	31,971
General Government [Member] | Advances That Are Not Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	1,964	2,410	2,108
General Government [Member] | Total [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	32,294	34,820	38,544
General Government [Member] | Of Which: Mortgage Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	998	4,722	4,483
General Government [Member] | Of Which: Other Collateralized Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	7,167	3,700	3,868
Credit Institutions [Member] | On demand [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	0	0	0
Credit Institutions [Member] | Credit Card Debt [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	0	0	0
Credit Institutions [Member] | Trade Receivables [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	0	0	0
Credit Institutions [Member] | Finance Leases [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	0	0	0
Credit Institutions [Member] | Repurchase Agreements [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	13,793	15,597	11,676
Credit Institutions [Member] | Other Term Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	4,463	7,694	8,990
Credit Institutions [Member] | Advances That Are Not Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	8,005	8,083	8,713
Credit Institutions [Member] | Total [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	26,261	31,373	29,379
Credit Institutions [Member] | Of Which: Mortgage Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	0	112	264
Credit Institutions [Member] | Of Which: Other Collateralized Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	13,501	15,191	12,434
Other Financial Institutions [Member] | On demand [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	270	246	38
Other Financial Institutions [Member] | Credit Card Debt [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	3	1	2
Other Financial Institutions [Member] | Trade Receivables [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	497	998	800
Other Financial Institutions [Member] | Finance Leases [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	36	57	420
Other Financial Institutions [Member] | Repurchase Agreements [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	10,912	6,746	4,717
Other Financial Institutions [Member] | Other Term Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	5,763	6,878	5,968
Other Financial Institutions [Member] | Advances That Are Not Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	1,044	2,082	2,261
Other Financial Institutions [Member] | Total [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	18,525	17,009	14,206
Other Financial Institutions [Member] | Of Which: Mortgage Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	308	690	656
Other Financial Institutions [Member] | Of Which: Other Collateralized Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	12,907	8,164	6,085
Corporate Entities [Member] | On demand [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	7,663	8,125	8,356
Corporate Entities [Member] | Credit Card Debt [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	1,862	1,875	1,892
Corporate Entities [Member] | Trade Receivables [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	20,385	20,246	19,605
Corporate Entities [Member] | Finance Leases [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	8,040	8,647	7,534
Corporate Entities [Member] | Repurchase Agreements [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	0	0	9
Corporate Entities [Member] | Other Term Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	125,228	136,105	134,952
Corporate Entities [Member] | Advances That Are Not Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	1,459	1,194	919
Corporate Entities [Member] | Total [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	164,637	176,192	173,267
Corporate Entities [Member] | Of Which: Mortgage Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	37,353	44,406	43,961
Corporate Entities [Member] | Of Which: Other Collateralized Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	24,100	21,863	22,928
Corporate Entities [Member] | Of Which: Project Finance Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	16,412	19,269	21,141
Households [Member] | On demand [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	2,405	2,507	2,050
Households [Member] | Credit Card Debt [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	13,964	14,719	15,057
Households [Member] | Trade Receivables [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	198	418	411
Households [Member] | Finance Leases [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	361	477	1,103
Households [Member] | Repurchase Agreements [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	0	0	0
Households [Member] | Other Term Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	155,418	167,892	168,729
Households [Member] | Advances That Are Not Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	522	620	863
Households [Member] | Total [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	172,868	186,633	188,213
Households [Member] | Of Which: Mortgage Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	116,938	132,398	135,102
Households [Member] | Of Which: Other Collateralized Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	9,092	6,061	6,131
Households [Member] | Of Which: Credit For Consumpltion [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	40,705	44,504	40,906
Households [Member] | Of Which: Lending For House Purchase [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	114,709	127,606	126,591
Total [Member] | On demand [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	10,560	11,251	11,228
Total [Member] | Credit Card Debt [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	15,835	16,596	16,952
Total [Member] | Trade Receivables [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	22,705	23,753	23,871
Total [Member] | Finance Leases [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	8,642	9,442	9,357
Total [Member] | Repurchase Agreements [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	26,300	22,968	16,877
Total [Member] | Other Term Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	324,848	356,524	360,626
Total [Member] | Advances That Are Not Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	12,995	14,389	22,528
Total [Member] | Total [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	421,886	454,921	461,438
Total [Member] | Of Which: Mortgage Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	155,597	182,328	184,466
Total [Member] | Of Which: Other Collateralized Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	66,767	54,979	51,446
Total [Member] | Of Which: Credit For Consumpltion [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	40,705	44,504	40,906
Total [Member] | Of Which: Lending For House Purchase [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	114,709	127,606	126,591
Total [Member] | Of Which: Project Finance Loans [Member]
Loans And Receivables Breakdown By Counter paryand Product [Line Items]
Net Loans And Advances	€ 16,412	€ 19,269	€ 21,141